Note 12. Income Tax Benefit (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax (Provision) Benefit

The components of the income tax (provision) benefit for the years ended December 31, were as follows:

	December 31,
	2016	2015
Current tax benefit:
Federal	$1,142,968	$443,173
State	131,774	37,936

Total	1,274,742	481,109
Deferred tax benefit (expense):
Federal	(73,928)	(88,719)
State	(13,955)	(16,914)

Total	(87,883)	(105,633)

Total Income Tax Benefit Before Valuation Allowance	1,186,859	375,476
Valuation allowance	(1,186,859)	(375,476)

Total Income Tax Benefit	$–	$–

Deferred tax assets:
Net operating loss carryforward	$1,554,785	$367,926
Less valuation allowance	(1,554,785)	(367,926)

	$–	$–

Schedule of Reconciliation of the Provision (Benefit) for Income Taxes

The reconciliation of the provision (benefit) for income taxes computed at the U.S. federal and state tax rates to the Company’s effective tax rate for the years ended December 31, 2016 and 2015 is as follows:

	December 31,
	2016	2015
Federal provision (benefit) at statutory rates	(34.00)%	(35.00%)
Change in valuation allowance	34.00%	35.00%

	0.00%	0.00%